15. COMMITMENTS (Tables)	3 Months Ended
Mar. 31, 2014
Notes to Financial Statements
Lease payments	The Company is committed to make lease payments for the rental of office space as follows:
2014	$220,650
2015	202,640
2016	203,197
2017	84,666
$711,153